Short-term Borrowings - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 12, 2018	Jun. 25, 2018
Zai Lab (Suzhou) Co., Ltd
Line Of Credit Facility [Line Items]
Facility agreement expiration period	3 years
Facility agreement amount				¥ 25,000
Facility agreement, Outstanding amount	¥ 25,000
Facility agreement, Expiration year	2020
Short-term borrowing, average interest rate	4.785%
Facility agreement, loan drawn down amount	¥ 30,000	¥ 20,000
Facility agreement, Repayment of outstanding amount	¥ 25,000
Zai Biopharmaceutical (Suzhou) Co., Ltd
Line Of Credit Facility [Line Items]
Facility agreement expiration period	3 years
Facility agreement amount			¥ 40,000
Facility agreement, Outstanding amount	¥ 20,000
Facility agreement, Expiration year	2020
Short-term borrowing, average interest rate	4.785%
Facility agreement, loan drawn down amount	¥ 20,000	¥ 5,000
Facility agreement, Repayment of outstanding amount	¥ 5,000